Marketable debt securities - Schedule of marketable securities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable debt securities
Financial liabilities held for trading	€ 115,185	€ 79,469	€ 81,167
Financial liabilities designated at fair value through profit or loss	55,947	32,733	48,038
Financial liabilities at amortized cost	1,423,858	1,349,169	1,248,188
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,427	5,454	4,440
Financial liabilities at amortized cost	274,912	240,709	230,829
Total financial liabilities	280,339	246,163	235,269
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Total financial liabilities	211,597	194,362	191,577	€ 208,455
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	25,717	25,938	21,686
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 43,025	€ 25,863	€ 22,006